Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS:
Cash	$ 8,191,001	$ 17,057,751
Accounts receivable, net of allowances for bad debts and cash discounts of $32,834 and $82,417 at March 31, 2021 and 2020, respectively	20,377,967	11,705,344
Inventories	36,016,093	35,668,243
Other current assets	12,949,574	780,179
TOTAL CURRENT ASSETS	77,534,635	65,211,517
PROPERTY, PLANT AND EQUIPMENT:
Land	1,179,831	1,179,831
Buildings and yard improvements	9,199,704	9,008,869
Machinery and equipment	35,253,000	29,339,893
Construction in process	9,614	3,797,364
Less accumulated depreciation	(30,180,893)	(31,825,401)
Property, Plant and Equipment, Net, Ending Balance	15,461,256	11,500,556
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	148,494	183,350
Deferred income tax asset	1,864,424
Income taxes recoverable		448,665
TOTAL ASSETS	95,008,809	77,344,088
CURRENT LIABILITIES:
Accounts payable and accrued expenses	15,185,038	8,944,614
Income taxes payable	1,455,099
Dividends payable	138,117	139,989
Contribution to retirement plan	50,000	50,250
Employee compensation and related expenses	2,643,538	409,778
Current portion of financing lease	102,689	100,728
Current portion of derivative liability	7,979,380
Current portion of Paycheck Protection Program loan	1,518,410
TOTAL CURRENT LIABILITIES	29,072,271	9,645,359
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	108,609	99,864
DEFERRED INCOME TAX LIABILITY		361,146
OTHER NON-CURRENT LIABILITIES	315,978	372,352
LONG TERM PORTION OF PAYCHECK PROTECTION PROGRAM LOAN	171,975
TOTAL LIABILITIES	29,668,833	10,478,721
COMMITMENTS AND CONTINGENCIES (SEE NOTE 5 AND NOTE 11)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000 Issued shares — 8,334,785 shares and 8,295,160 shares at March 31, 2021 and 2020, respectively	8,334,785
Additional paid-in capital	30,003,462	29,565,416
Accumulated other comprehensive loss	(11,187,841)
Treasury stock at cost (1,435,248 shares and 1,225,716 shares at March 31, 2021 and 2020, respectively)	(7,203,342)	(5,525,964)
Retained earnings	45,392,912	34,530,755
TOTAL STOCKHOLDERS’ EQUITY	65,339,976	66,865,367
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 95,008,809	$ 77,344,088